Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2017
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 6.  Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $74 million at December 31, 2017, and $88 million at December 31, 2016. Accumulated depreciation for capital leases totaled $48 million and $89 million as of December 31, 2017, and 2016, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2017	2016
Other current assets
Derivative assets-current	$37	$148
Insurance related (receivables, prepaid expenses and other)	71	109
Other	158	193
Total other current assets	$266	$450

Property, plant and equipment - at cost
Land	$348	$341
Buildings and leasehold improvements	7,681	7,252
Machinery and equipment	15,907	14,935
Construction in progress	843	809
Capital leases	135	162
Gross property, plant and equipment	24,914	23,499
Accumulated depreciation	(16,048)	(14,983)
Property, plant and equipment - net	$8,866	$8,516

Other assets
Deferred income taxes	$511	$422
Prepaid pension and post retirement	237	52
Insurance related receivables and other	63	68
Cash surrender value of life insurance policies	241	236
Equity method investments	70	60
Cost method and other investments	80	68
Other	193	272
Total other assets	$1,395	$1,178

Other current liabilities
Accrued rebates	$516	$458
Deferred income	513	551
Derivative liabilities	135	92
Employee benefits and withholdings	208	155
Contingent liability claims and other	179	201
Property, sales-related and other taxes	277	248
Pension and postretirement benefits	69	66
Other	812	701
Total other current liabilities	$2,709	$2,472

Other liabilities
Long term income taxes payable	$1,287	$244
Employee benefits	319	256
Contingent liability claims and other	727	719
Capital lease obligations	60	45
Deferred income	37	15
Deferred income taxes	235	145
Other	297	224
Total other liabilities	$2,962	$1,648